Warrant Liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Sep. 30, 2021
Warrant Liabilities (Details) [Line Items]
Private warrants		2,875,000
Warrant per share, description		●Each whole warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 ●The warrant is exercisable post Transaction and expires on the earlier of: –5 years after the completion of the Transaction, i.e., September 29, 2026 –the Redemption Date, or –the liquidation of the Group.
Per warrant (in Dollars per share)		$ 0.01
Exceeds per share (in Dollars per share)		$ 18
Fair value (in Dollars)			$ 21,600
Warrants shares			20,000,000
Warrants per share (in Dollars per share)			$ 1.08
Sale of warrants		6,250,000
Private placement warrant per share (in Dollars per share)		$ 1
Generating gross proceeds (in Dollars)		$ 6,250
Forfeited shares of private placement warrants		2,875,000
Private warrants in escrow shares		2,875,000
Warrant purchase of ordinary share		1
Exercise price of per share (in Dollars per share)		$ 11.5
Business combination expires		5 years
Sponsors agreed to forfeit of private placement warrants	2,875,000
Expiration date		5 years
First Level Release Target [Member]
Warrant Liabilities (Details) [Line Items]
Sponsor private warrants shares		1,437,500
Exceeds ordinary per shares (in Dollars per share)		$ 12.5
Expiration date		5 years
Second Level Release Target [Member]
Warrant Liabilities (Details) [Line Items]
Exceeds ordinary per shares (in Dollars per share)		$ 13
Sponsor private warrants shares		1,437,500